LEASES - Maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Maturity of operating lease liabilities
2026	¥ 406
2027	389
2028	389
2029	389
2030	389
Thereafter	1,166
Total undiscounted future minimum lease payments	3,128
Less: Amounts representing interest	484
Total present value of operating lease liabilities	¥ 2,644	¥ 128